Earnings Per Share Dividends	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Earnings Per Share Dividends
42	EARNINGS PER SHARE. DIVIDENDS
Basic earnings per share were calculated by dividing net profit attributable to common shareholders of the Bank by the weighted average number of common shares outstanding during the fiscal year.
To determine the weighted average number of common shares outstanding during the fiscal year, the Bank used the number of common shares outstanding at the beginning of the fiscal year adjusted, if applicable, by the number of common shares bought back or issued during the fiscal year multiplied by the number of days that the shares were outstanding in the fiscal year. Note 41 provides a breakdown of the changes in the Bank’s capital stock.

The following table reflects the income and shares data used in the basic earnings per share:

	12/31/2022	12/31/2021	12/31/2020
Net Income attributable to controlling interest	40,766,589	44,554,136	76,900,028
Plus: Potential diluted earnings per common share (1)
Net Income attributable to controlling interest adjusted as per diluted earnings	40,766,589	44,554,136	76,900,028
Weighted average of outstanding common shares for the fiscal year (in thousands)	639,413	639,413	639,413
Weighted average of outstanding common shares for the fiscal year adjusted as per dilution effect (in thousands)	639,413	639,413	639,413
Basic earnings per share (in pesos)	63.7563	69.6797	120.2666

(1)	The Bank does not have any financial instrument that should be considered as dilut ed . Therefore, basic and dilutive earning per share is the same amount.
Dividends paid and proposed
During 2020 and 2021, the BCRA issued Communiqués that suspended the payment of earnings distributions resolved by the Shareholders’ Meetings. As a consequence of the abovementioned suspensions, as of December 31, 2021 dividends pending distribution amounted to 26,580,415 (not restated), which had been approved by the Shareholders’ Meetings held on April 30 and October 21, 2020 and April 30, 2021, and were recorded under other non-financial liabilities (see note 21).
In addition, on December 16, 2021, the BCRA issued Communiqué “A” 7421, which established as follows: (i) from January 1, 2022, through December 31, 2022, financial institutions will be allowed to distribute up to 20% of the amount of earnings that should have been distributed if the “Earnings distributions” rules had been applied, and (ii) financial institutions that have the BCRA’s authorization for the earnings distributions have to perform it in 12 equal, monthly and consecutive installments.
On May 12, 2022, the BCRA approved the dividends distribution requested by the Bank in accordance with the Communiqué mentioned in the previous paragraph for an amount of 19,751,444
 (not restated), which were paid during the fiscal year according to the schedule. Additionally, the balance of the dividends approved that are still to be paid because they exceed the abovementioned limit, amounted to
6,828,971 (not restated).
Moreover, the Shareholders’ Meeting held on April 29, 2022, resolved to distribute cash dividends or dividends in kind, in this case, measured at market value for an amount of 14,187,873 (not restated), representing
22.18
pesos per share, subject to prior authorization from the BCRA which, added to the dividends still to be paid because they exceed the abovementioned limited, amounted to
21,016,844
 (not restated) and were recorded in a “Reserve for dividends pending authorization from the BCRA”. Through Communiqué “A” 7719 issued on March 9, 2023, the BCRA established that from April 1, 2023 up to December 31, 2023, financial institutions, which have the BCRA’s authorization, will be allowed to distribute up to
40% of the amount of earnings that should have been distributed if the “Earnings distributions” rules had been applied, in 6 equal, monthly and consecutive installments. For further information see also note 51.
Finally, the Shareholders’ Meeting held on April 25, 2023, decided to distribute an amount of 75,040,918 to pay a cash dividend and/or a dividend in kind, representing
117.359
pesos per share, prior BCRA authorization.